LOANS (Details 6) - Loans Receivable - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Unpaid Contractual Principal Balance
With no related allowance recorded	$ 4,708,626	$ 6,826,464
With an allowance recorded	1,531,239	2,667,422
Total	6,239,865	9,493,886
Recorded Investment
With no related allowance recorded	4,172,642	4,296,178
With an allowance recorded	1,387,841	2,423,703
Total	5,560,483	6,719,881
Allowance for Loan Losses Allocated
With an allowance recorded	610,259	372,899
Total	610,259	372,899
Real estate loans
Unpaid Contractual Principal Balance
With no related allowance recorded	4,560,572	6,555,564
With an allowance recorded	942,983	2,542,074
Recorded Investment
With no related allowance recorded	4,024,588	4,215,533
With an allowance recorded	799,585	2,298,355
Allowance for Loan Losses Allocated
With an allowance recorded	300,690	247,551
Real estate loans | One-to-four family
Unpaid Contractual Principal Balance
With no related allowance recorded	648,750	551,510
With an allowance recorded	257,224	851,010
Recorded Investment
With no related allowance recorded	648,750	467,191
With an allowance recorded	257,224	799,526
Allowance for Loan Losses Allocated
With an allowance recorded	116,724	91,688
Real estate loans | Multi-family
Unpaid Contractual Principal Balance
With no related allowance recorded	1,478,137	1,823,257
Recorded Investment
With no related allowance recorded	$ 995,659	1,340,779
Allowance for Loan Losses Allocated
With an allowance recorded
Real estate loans | Commercial
Unpaid Contractual Principal Balance
With no related allowance recorded	$ 2,246,797	768,533
With an allowance recorded	685,759	1,691,064
Recorded Investment
With no related allowance recorded	2,193,291	768,533
With an allowance recorded	542,361	1,498,829
Allowance for Loan Losses Allocated
With an allowance recorded	183,966	155,863
Real estate loans | Construction and land
Unpaid Contractual Principal Balance
With no related allowance recorded	186,888	3,412,264
Recorded Investment
With no related allowance recorded	$ 186,888	1,639,030
Allowance for Loan Losses Allocated
With an allowance recorded
Commercial business
Unpaid Contractual Principal Balance
With no related allowance recorded	$ 87,254	215,350
With an allowance recorded	498,849	115,446
Recorded Investment
With no related allowance recorded	87,254	25,095
With an allowance recorded	498,849	115,446
Allowance for Loan Losses Allocated
With an allowance recorded	259,787	115,446
Consumer | Home equity
Unpaid Contractual Principal Balance
With no related allowance recorded	52,242	55,550
With an allowance recorded	89,407	9,902
Recorded Investment
With no related allowance recorded	52,242	55,550
With an allowance recorded	89,407	9,902
Allowance for Loan Losses Allocated
With an allowance recorded	49,782	$ 9,902
Consumer | Automobile and other
Unpaid Contractual Principal Balance
With no related allowance recorded	8,558
Recorded Investment
With no related allowance recorded	$ 8,558